THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

 US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

 US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

(each a “Fund” and together the “Funds”)

______________________________________________________________________

Supplement dated April 2, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2024

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of each Fund’s benchmark (each a “Underlying Index”). Each Fund will be tracking the performance of a new Underlying Index, as shown below.

Fund	Underlying Index
UST 30 Year Bond Fund	Bloomberg US Treasury Bellwether 30Y Total Return USD Unhedged Index (I00094US)
UST 20 Year Bond Fund	Bloomberg US Treasury Bellwether 20Y Total Return USD Unhedged Index (I39156US)
UST 10 Year Note Fund	Bloomberg US Treasury Bellwether 10Y Total Return USD Unhedged Index(I00093US)
UST 7 Year Note Fund	Bloomberg US Treasury Bellwether 7Y Total Return USD Unhedged Index (I39160US)
UST 5 Year Note Fund	Bloomberg US Treasury Bellwether 5Y Total Return USD Unhedged Index (I00092US)
UST 3 Year Note Fund	Bloomberg US Treasury Bellwether 3Y Total Return USD Unhedged Index (I06674US)
UST 2 Year Note Fund	Bloomberg US Treasury Bellwether 2Y Total Return USD Unhedged Index (BTB2TRUU)
UST 12 Month Bill Fund	Bloomberg US Treasury Bellwether 1Y Total Return USD Unhedged Index (I01061US)
UST 6 Month Bill Fund	Bloomberg US Treasury Bellwether 6M Total Return USD Unhedged Index (I00088US)
UST 3 Month Bill Fund	Bloomberg US Treasury Bellwether 3M Total Return USD Unhedged Index (I00087US)

Investors should retain this supplement for future reference